STOCK OPTIONS - Disclosure of stock option activity (Details)	1 Months Ended	12 Months Ended
	Jan. 16, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares Shares $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 shares	Dec. 31, 2024 Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period | shares	2,503,750		4,675,000			7,770,000
Weighted average exercise price, beginning of period	$ 0.75	$ 0.42			$ 0.41
Granted | shares			150,000			1,325,000
Weighted average exercise price, Granted		5.72			0.42
Exercised			(1,581,250)	(1,581,250)		(560,000)	(560,000)
Weighted average exercise price, Exercised		0.42			0.4
Expired | shares			(725,000)			(740,000)
Weighted average exercise price, Expired		0.4			0.4
Forfeited | shares			(15,000)			(3,120,000)
Weighted average exercise price, Forfeited		0.4			0.42
Outstanding, end of period | shares			2,503,750			4,675,000
Weighted average exercise price, end of period		$ 0.75			$ 0.42
Exercisable | shares		558,750	558,750	558,750
Weighted average exercise price, Exercisable		$ 1.51	$ 1.51	$ 1.51